OPERATING ASSETS AND LIABILITIES - Total cash outflow for leases (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	kr 205
Cash flows, net	(38)
Other changes		kr 14
Lease liabilities	181	205
2019
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	181
Cash flows, net	(38)
Other changes		12
Lease liabilities	155	181
Lease liabilities, due after 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	24
Other changes		2
Lease liabilities	kr 26	kr 24